Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Details of Other Income
(a)	Details of other income for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)
	2015		2016	2017
Foreign currency gain	~~W~~	1,221,066	1,543,909	969,425
Gain on disposal of property, plant and equipment		18,179	14,637	101,227
Gain on disposal of Intangible assets		—	—	308
Reversal of impairment loss on intangible assets		80	—	35
Rental income		4,858	5,152	2,212
Others		29,718	28,103	8,539

	~~W~~	1,273,901	1,591,801	1,081,746

Details of Other Expenses
(b)	Details of other expenses for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)
	2015		2016	2017
Foreign currency loss	~~W~~	1,177,634	1,420,502	1,189,193
Other bad debt expenses		—	—	1,798
Loss on disposal of property, plant and equipment		4,037	7,466	20,030
Impairment loss on property, plant and equipment		3,027	1,610	—
Loss on disposal of intangible assets		29	75	30
Impairment loss on intangible assets		239	138	1,809
Donations		14,114	22,221	17,152
Expenses related to legal proceedings or claims and others		127,702	15,819	443

	~~W~~	1,326,782	1,467,831	1,230,455